Revenue - Change in Contract Balances (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Contract Assets
Contract with customer, asset, net, beginning balance	$ 18,656
Payments received for services billed	(17,735)
Services provided and billed in current period	168,602
Payments received for services billed in current period	(151,078)
Contract with customer, asset, net, ending balance	18,445
Contract Liabilities
Contract with customer, liability, beginning balance	(27,076)
Amortization of deferred commissioning period revenue	3,165
Contract with customer, liability, ending balance	$ (23,911)